Cash Flow Detail - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 2,163	€ 2,308	€ 1,835
Payments on financial investments not included under cash equivalents	(1,474)	(3,297)	(1,132)
Collateral guarantees on derivatives
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	1,897	2,224	1,793
Payments on financial investments not included under cash equivalents	(1,228)	(3,251)	(947)
Legal deposits
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	125	63	11
Payments on financial investments not included under cash equivalents	(7)	0	(33)
Others
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	141	21	31
Payments on financial investments not included under cash equivalents	(122)	(46)	(137)
Investment in funds shares of Telefónica Brasil
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(117)	0	0
Capital increase in PRISA
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	€ 0	€ 0	€ (15)